Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Detail) - Fair Value Measurements Recurring [Member] - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 335	$ 206
Total liabilities	(87)	(235)
Available for Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1	1
Foreign Exchange Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	238	161
Total liabilities	(76)	(215)
Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	58	44
Total liabilities	(11)	(20)
Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	38
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1	1
Level 1 [Member] | Available for Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1	1
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	334	205
Total liabilities	(87)	(235)
Level 2 [Member] | Foreign Exchange Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	238	161
Total liabilities	(76)	(215)
Level 2 [Member] | Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	58	44
Total liabilities	(11)	$ (20)
Level 2 [Member] | Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 38